Revenue Classified by Major Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Geographic Information [Line Items]
Revenues	$ 19,896	$ 20,489	$ 21,456	$ 16,008	$ 18,059	$ 17,407	$ 20,885	$ 17,372	$ 77,849		$ 73,723		$ 69,943
United States
Geographic Information [Line Items]
Revenues									41,344	[1]	38,846	[1]	38,008	[1]
Other Countries
Geographic Information [Line Items]
Revenues									$ 36,505		$ 34,877		$ 31,935

[1]	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.